Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2015
Loans, allowance for loan losses and credit quality
15 Loans, allowance for loan losses and credit quality
> Refer to “Note 16 – Loans, allowance for loan losses and credit quality” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q15 and “Note 17 – Loans, allowance for loan losses and credit quality” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2014 for further information.
Loans
end of	6M15	2014
Loans (CHF million)
Mortgages	85,802	84,527
Loans collateralized by securities	39,191	39,712
Consumer finance	1,384	1,582
Consumer	126,377	125,821
Real estate	25,440	26,279
Commercial and industrial loans	72,907	72,191
Financial institutions	25,872	28,654
Governments and public institutions	3,251	3,746
Corporate & institutional	127,470	130,870
Gross loans	253,847	256,691
of which held at amortized cost	234,069	233,778
of which held at fair value	19,778	22,913
Net (unearned income)/deferred expenses	(181)	(166)
Allowance for loan losses	(572)	(597)
Net loans	253,094	255,928
Gross loans by location (CHF million)
Switzerland	139,007	139,211
Foreign	114,840	117,480
Gross loans	253,847	256,691
Impaired loan portfolio (CHF million)
Non-performing loans	537	564
Non-interest-earning loans	205	257
Total non-performing and non-interest-earning loans	742	821
Restructured loans	253	171
Potential problem loans	326	140
Total other impaired loans	579	311
Gross impaired loans	1,321	1,132
Allowance for loan losses
	6M15			6M14
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	131	466	597	134	557	691
Net movements recognized in statements of operations	10	31	41	5	17	22
Gross write-offs	(44)	(27)	(71)	(16)	(78)	(94)
Recoveries	3	9	12	7	20	27
Net write-offs	(41)	(18)	(59)	(9)	(58)	(67)
Provisions for interest	3	9	12	2	8	10
Foreign currency translation impact and other adjustments, net	(4)	(15)	(19)	0	0	0
Balance at end of period	99	473	572	132	524	656
of which individually evaluated for impairment	73	320	393	104	378	482
of which collectively evaluated for impairment	26	153	179	28	146	174
Gross loans held at amortized cost (CHF million)
Balance at end of period	126,357	107,712	234,069	121,239	97,728	218,967
of which individually evaluated for impairment [1]	468	853	1,321	407	792	1,199
of which collectively evaluated for impairment	125,889	106,859	232,748	120,832	96,936	217,768
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	6M15			6M14
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	231	2,348	2,579	29	1,405	1,434
Reclassifications from loans held-for-sale [2]	0	158	158	0	188	188
Reclassifications to loans held-for-sale [3]	0	373	373	0	410	410
Sales [3]	0	214	214	0	64	64
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
6M15 (CHF million)
Mortgages	74,875	10,751	174	85,800
Loans collateralized by securities	36,606	2,432	153	39,191
Consumer finance	937	333	96	1,366
Consumer	112,418	13,516	423	126,357
Real estate	19,103	5,488	61	24,652
Commercial and industrial loans	31,355	29,914	549	61,818
Financial institutions	16,664	3,371	113	20,148
Governments and public institutions	744	350	0	1,094
Corporate & institutional	67,866	39,123	723	107,712
Gross loans held at amortized cost	180,284	52,639	1,146	234,069
Value of collateral [1]	163,008	43,867	780	207,655
2014 (CHF million)
Mortgages	72,844	11,527	156	84,527
Loans collateralized by securities	37,338	2,288	86	39,712
Consumer finance	1,235	235	95	1,565
Consumer	111,417	14,050	337	125,804
Real estate	19,169	6,020	67	25,256
Commercial and industrial loans	30,156	29,890	475	60,521
Financial institutions	18,209	2,619	106	20,934
Governments and public institutions	850	413	0	1,263
Corporate & institutional	68,384	38,942	648	107,974
Gross loans held at amortized cost	179,801	52,992	985	233,778
Value of collateral [1]	162,598	43,141	564	206,303
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M15 (CHF million)
Mortgages	85,515	128	11	6	140	285	85,800
Loans collateralized by securities	38,896	245	1	1	48	295	39,191
Consumer finance	900	382	9	26	49	466	1,366
Consumer	125,311	755	21	33	237	1,046	126,357
Real estate	24,541	41	10	3	57	111	24,652
Commercial and industrial loans	60,787	678	12	84	257	1,031	61,818
Financial institutions	19,918	127	4	1	98	230	20,148
Governments and public institutions	1,083	11	0	0	0	11	1,094
Corporate & institutional	106,329	857	26	88	412	1,383	107,712
Gross loans held at amortized cost	231,640	1,612	47	121	649	2,429	234,069
2014 (CHF million)
Mortgages	84,269	97	13	8	140	258	84,527
Loans collateralized by securities	39,542	81	1	1	87	170	39,712
Consumer finance	1,372	123	7	23	40	193	1,565
Consumer	125,183	301	21	32	267	621	125,804
Real estate	25,167	23	1	4	61	89	25,256
Commercial and industrial loans	59,555	659	15	37	255	966	60,521
Financial institutions	20,771	41	0	0	122	163	20,934
Governments and public institutions	1,238	25	0	0	0	25	1,263
Corporate & institutional	106,731	748	16	41	438	1,243	107,974
Gross loans held at amortized cost	231,914	1,049	37	73	705	1,864	233,778
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
6M15 (CHF million)
Mortgages	142	24	166	4	32	36	202	[1]
Loans collateralized by securities	22	27	49	0	120	120	169
Consumer finance	75	22	97	0	0	0	97
Consumer	239	73	312	4	152	156	468
Real estate	42	19	61	0	4	4	65
Commercial and industrial loans	199	73	272	221	165	386	658
Financial institutions	57	40	97	28	5	33	130
Corporate & institutional	298	132	430	249	174	423	853
Gross impaired loans	537	205	742	253	326	579	1,321
2014 (CHF million)
Mortgages	166	17	183	4	23	27	210	[1]
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	78	17	95	0	0	0	95
Consumer	255	109	364	4	25	29	393
Real estate	49	15	64	0	9	9	73
Commercial and industrial loans	172	98	270	167	103	270	540
Financial institutions	88	35	123	0	3	3	126
Corporate & institutional	309	148	457	167	115	282	739
Gross impaired loans	564	257	821	171	140	311	1,132
1
As of the end of 6M15 and 2014, CHF 81 million and CHF 66 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
end of	6M15			2014
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	154	143	20	166	154	19
Loans collateralized by securities	26	23	4	63	60	53
Consumer finance	90	87	49	88	87	32
Consumer	270	253	73	317	301	104
Real estate	65	61	7	65	62	7
Commercial and industrial loans	533	517	243	533	507	230
Financial institutions	130	126	70	125	120	72
Corporate & institutional	728	704	320	723	689	309
Gross impaired loans with a specific allowance	998	957	393	1,040	990	413
Mortgages	48	48	–	44	43	–
Loans collateralized by securities	143	143	–	25	25	–
Consumer finance	7	7	–	7	7	–
Consumer	198	198	–	76	75	–
Real estate	0	0	–	8	7	–
Commercial and industrial loans	125	125	–	7	7	–
Financial institutions	0	0	–	1	1	–
Corporate & institutional	125	125	–	16	15	–
Gross impaired loans without specific allowance	323	323	–	92	90	–
Gross impaired loans	1,321	1,280	393	1,132	1,080	413
of which consumer	468	451	73	393	376	104
of which corporate & institutional	853	829	320	739	704	309
Gross impaired loan detail (continued)
in	6M15			6M14
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	143	1	1	155	1	1
Loans collateralized by securities	49	0	0	65	0	0
Consumer finance	86	1	1	67	0	0
Consumer	278	2	2	287	1	1
Real estate	63	0	0	79	0	0
Commercial and industrial loans	509	3	3	616	0	0
Financial institutions	141	1	1	124	0	0
Corporate & institutional	713	4	4	819	0	0
Gross impaired loans with a specific allowance	991	6	6	1,106	1	1
Mortgages	52	0	0	18	0	0
Loans collateralized by securities	32	0	0	34	0	0
Consumer finance	7	0	0	20	0	0
Consumer	91	0	0	72	0	0
Real estate	5	0	0	13	0	0
Commercial and industrial loans	23	0	0	10	0	0
Financial institutions	1	0	0	0	0	0
Corporate & institutional	29	0	0	23	0	0
Gross impaired loans without specific allowance	120	0	0	95	0	0
Gross impaired loans	1,111	6	6	1,201	1	1
of which consumer	369	2	2	359	1	1
of which corporate & institutional	742	4	4	842	0	0
Restructured loans held at amortized cost
in	6M15			6M14
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Commercial and industrial loans	4	92	99	3	107	85
Total	4	92	99	3	107	85
In 6M15, the Bank reported the default of one loan within commercial and industrial loans with a recorded investment amount of CHF 65 million, which had been restructured within the previous 12 months. In 6M14, the Bank did not experience a default of such loans.
In 6M15, the loan modifications of the Bank included interest rate reductions to rates lower than the current market rate for new loans with similar risk, extended repayment terms and added penalty interest.